UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21582
                                      ------------------------------------------

              Madison/Claymore Covered Call & Equity Strategy Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

              Madison/Claymore Covered Call & Equity Strategy Fund

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-505-3700
                                                    ------------

Date of fiscal year end: December 31
                         --------------------

Date of reporting period: September 30, 2008
                          --------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.


MCN | MADISON/CLAYMORE COVERED CALL & EQUITY STRATEGY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

         NUMBER
       OF SHARES                          DESCRIPTION                             VALUE
     ---------------    -------------------------------------------------   -----------------
                        LONG-TERM INVESTMENTS 118.0%
                        COMMON STOCKS 115.0%
                        COMPUTERS 2.1%
            265,800     Dell, Inc. (a)                                           $ 4,380,384
                                                                            -----------------

                        CONSUMER DISCRETIONARY 25.8%
            400,000     American Eagle Outfitters, Inc.                            6,100,000
            267,500     Bed Bath & Beyond, Inc. (a)                                8,402,175
            110,000     Best Buy Co., Inc.                                         4,125,000
            156,000     Coach, Inc.  (a)                                           3,906,240
            140,000     Home Depot, Inc.                                           3,624,600
            165,000     Kohl's Corp. (a)                                           7,603,200
            210,000     Lowe's Cos., Inc.                                          4,974,900
            230,000     Starbucks Corp. (a)                                        3,420,100
            125,000     Target Corp.                                               6,131,250
            320,000     Williams-Sonoma, Inc.                                      5,177,600
                                                                            -----------------
                                                                                  53,465,065
                                                                            -----------------
                        CONSUMER SERVICES 7.9%
            263,400     eBay, Inc. (a)                                             5,894,892
            100,000     Garmin, Ltd. (Cayman Islands)                              3,394,000
            225,000     Intuit, Inc. (a)                                           7,112,250
                                                                            -----------------
                                                                                  16,401,142
                                                                            -----------------

                        ENERGY 10.6%
             68,000     Apache Corp.                                               7,091,040
             52,000     Schlumberger, Ltd. (Netherlands Antilles)                  4,060,680
             38,000     Transocean, Inc. (Cayman Islands)                          4,173,920
             70,000     Valero Energy Corp.                                        2,121,000
             96,000     XTO Energy, Inc.                                           4,465,920
                                                                            -----------------
                                                                                  21,912,560
                                                                            -----------------

                        FINANCIALS 25.1%
             46,900     Affiliated Managers Group, Inc. (a)                        3,885,665
            112,000     American Express Co.                                       3,968,160
             58,304     Bank of America Corp.                                      2,040,640
            160,000     Capital One Financial Corp.                                8,160,000
            170,000     Citigroup, Inc.                                            3,486,700
            248,200     Marshall & Ilsley Corp.                                    5,001,230
            171,000     Merrill Lynch & Co., Inc.                                  4,326,300
            150,000     Morgan Stanley                                             3,450,000
             90,000     State Street Corp.                                         5,119,200
            255,000     Synovus Financial Corp.                                    2,639,250
            260,000     Wells Fargo & Co.                                          9,757,800
                                                                            -----------------
                                                                                  51,834,945
                                                                            -----------------

                        HEALTH CARE 16.2%
             66,600     Amgen, Inc. (a)                                            3,947,382
             91,000     Biogen Idec, Inc. (a)                                      4,576,390
            100,000     Community Health Systems, Inc. (a)                         2,931,000
            310,000     Mylan, Inc. (a)                                            3,540,200
            270,000     Pfizer, Inc.                                               4,978,800
            200,000     UnitedHealth Group, Inc.                                   5,078,000
             40,900     Varian Medical Systems, Inc. (a)                           2,336,617
             41,300     Waters Corp. (a)                                           2,402,834
             57,500     Zimmer Holdings, Inc. (a)                                  3,712,200
                                                                            -----------------
                                                                                  33,503,423
                                                                            -----------------

                        INDUSTRIAL 1.5%
             50,000     United Parcel Services, Inc. - Class B                     3,144,500
                                                                            -----------------

                        INSURANCE 0.4%
            123,800     MGIC Investment Corp.                                        870,314
                                                                            -----------------

                        SOFTWARE 4.1%
            160,000     Check Point Software Technologies (Israel) (a)             3,638,400
            250,000     Symantec Corp. (a)                                         4,895,000
                                                                            -----------------
                                                                                   8,533,400
                                                                            -----------------
                        TECHNOLOGY 21.3%
             65,000     Adobe Systems, Inc.  (a)                                   2,565,550
            100,000     Altera Corp.                                               2,068,000
            160,000     Applied Materials, Inc.                                    2,420,800
            345,000     Cisco Systems, Inc. (a)                                    7,783,200
            394,000     EMC Corp. (a)                                              4,712,240
            600,000     Flextronics International Ltd. (Singapore) (a)             4,248,000
             10,000     Google, Inc. - Class A (a)                                 4,005,200
             50,000     Linear Technology Corp.                                    1,533,000
            170,000     Microsoft Corp.                                            4,537,300
            157,300     QLogic Corp. (a)                                           2,416,128
            250,000     Yahoo!, Inc. (a)                                           4,325,000
            122,000     Zebra Technologies Corp. - Class A (a)                     3,397,700
                                                                            -----------------
                                                                                  44,012,118
                                                                            -----------------

                        TOTAL COMMON STOCKS - 115.0%
                        (Cost $319,443,322)                                      238,057,851
                                                                            -----------------

                        EXCHANGE-TRADED FUND - 3.0%
            160,000     Powershares QQQ
                        (Cost $7,215,732)                                          6,225,600
                                                                            -----------------

                        TOTAL LONG-TERM INVESTMENTS 118.0%
                        (Cost $326,659,054)                                      244,283,451
                                                                            -----------------

                        SHORT-TERM INVESTMENTS  4.6%
                        MONEY MARKET FUNDS 3.8%
          7,899,502     AIM Liquid Assets Money Market Fund (Cost $7,899,502)      7,899,502
                                                                            -----------------

     PRINCIPAL AMOUNT                                                             VALUE
                                                                            -----------------
                        U.S. GOVERNMENT 0.8%
        $ 1,710,000     U.S. Treasury Note (coupon 4.875%, maturity 1/31/09)
                        (Cost $1,734,718)                                          1,732,177
                                                                            -----------------

                        TOTAL SHORT-TERM INVESTMENTS  4.6%
                        (Cost $9,634,220)                                          9,631,679
                                                                            -----------------

                        TOTAL INVESTMENTS  122.6%
                        (Cost $336,293,274)                                      253,915,130
                        Liabilities in excess of Other Assets - (0.1%)              (321,344)
                        Borrowings - (14.3%)                                     (29,600,000)
                        Total Value of Options Written - (8.2%)                  (16,964,081)
                                                                            -----------------
                        NET ASSETS  100.0%                                     $ 207,029,705
                                                                            =================


(a)  Non-income producing security.

       CONTRACTS
     (100 SHARES
     PER CONTRACT)      CALL OPTIONS WRITTEN (A)                              EXPIRATION DATE   EXERCISE PRICE        VALUE
     --------------------------------------------------------------------   -----------------   --------------    -------------

                650     Adobe Systems, Inc.                                   January 2009            $ 35.00        $ 422,500

                419     Affiliated Managers Group, Inc.                       December 2008             90.00          255,590

              1,000     Altera Corp.                                          January 2009              20.00          247,500

              1,120     American Express Co.                                  October 2008              40.00           72,800

                666     Amgen, Inc.                                           January 2009              50.00          755,910

                580     American Eagle Outfitters, Inc.                       November 2008             15.00           92,800

                500     American Eagle Outfitters, Inc.                       November 2008             20.00            7,500

              2,920     American Eagle Outfitters, Inc.                       January 2009              25.00           29,200

                377     Apache Corp.                                          October 2008             115.00           83,883

                303     Apache Corp.                                          October 2008             120.00           37,875

              1,000     Applied Materials, Inc.                               January 2009              17.50           55,000

                600     Applied Materials, Inc.                               January 2009              20.00           10,500

                200     Bank of America Corp.                                 November 2008             22.50          266,000

                183     Bank of America Corp.                                 November 2008             27.50          166,987

                200     Bank of America Corp.                                 November 2008             30.00          143,500

              2,675     Bed Bath & Beyond, Inc.                               January 2009              30.00        1,029,875

                358     Best Buy Co., Inc.                                    December 2008             42.50           51,015

                400     Best Buy Co., Inc.                                    January 2009              45.00           45,000

                145     Best Buy Co., Inc.                                    December 2008             45.00           11,962

                310     Biogen Idec, Inc.                                     January 2009              60.00           64,325

                490     Biogen Idec, Inc.                                     January 2009              65.00           57,575

              1,600     Capital One Financial Corp.                           January 2009              45.00        1,896,000

              1,600     Check Point Software Technologies (Israel)            January 2009              22.50          308,000

              2,300     Cisco Systems, Inc.                                   January 2009              27.50          106,950

                700     Citigroup, Inc.                                       December 2008             20.00          220,500

              1,560     Coach, Inc.                                           February 2009             30.00          265,200

              1,000     Community Health Systems, Inc.                        January 2009              35.00          100,000

                658     Dell, Inc.                                            November 2008             20.00           22,701

                800     Dell, Inc.                                            November 2008             22.00           10,800

              1,200     Dell, Inc.                                            January 2009              25.00           16,200

                634     eBay, Inc.                                            October 2008              27.50            5,706

                300     eBay, Inc.                                            October 2008              30.00              750

              1,000     eBay, Inc.                                            January 2009              35.00            6,500

                500     EMC Corp.                                             October 2008              16.00            1,250

                655     EMC Corp.                                             October 2008              17.00            3,275

              2,785     EMC Corp.                                             January 2009              17.50           48,737

              2,100     Flextronics International Ltd. (Singapore)            January 2009              10.00           46,200

              1,700     Flextronics International Ltd. (Singapore)            January 2009              12.50           16,150

                400     Garmin, Ltd. (Cayman Islands)                         October 2008              45.00            3,000

                450     Garmin, Ltd. (Cayman Islands)                         January 2009              50.00           16,875

                150     Garmin, Ltd. (Cayman Islands)                         January 2009              60.00            2,250

                100     Google, Inc. - Class A                                December 2008            490.00          137,500

                328     Home Depot, Inc.                                      February 2009             27.50           74,620

              1,072     Home Depot, Inc.                                      January 2009              30.00          117,384

                493     Intuit, Inc.                                          January 2009              30.00          179,945

              1,757     Intuit, Inc.                                          January 2009              35.00          210,840

                750     Kohl's Corp.                                          January 2009              45.00          450,000

                900     Kohl's Corp.                                          January 2009              50.00          328,500

                500     Linear Technology Corp.                               November 2008             37.50            6,250

                400     Lowe's Cos., Inc.                                     January 2009              22.50          134,000

                900     Lowe's Cos., Inc.                                     January 2009              25.00          189,000

                800     Lowe's Cos., Inc.                                     January 2009              27.50           96,000

                360     Marshall & Ilsley Corp.                               December 2008             17.50          165,600

              1,448     Marshall & Ilsley Corp.                               January 2009              30.00          119,460

                310     Merrill Lynch & Co., Inc.                             January 2009              32.50           39,060

                300     Merrill Lynch & Co., Inc.                             January 2009              60.00            1,800

                738     MGIC Investment Corp.                                 January 2009              10.00           46,125

                200     MGIC Investment Corp.                                 January 2009              15.00            4,000

                300     MGIC Investment Corp.                                 December 2008             15.00            3,750

                700     Microsoft Corp.                                       October 2008              25.00          148,750

              1,000     Microsoft Corp.                                       October 2008              26.00          142,000

                300     Morgan Stanley                                        January 2009              44.00            1,500

                400     Morgan Stanley                                        January 2009              55.00            2,000

                158     Mylan, Inc.                                           October 2008              12.50            3,555

              2,942     Mylan, Inc.                                           January 2009              15.00           88,260

                700     Pfizer, Inc.                                          December 2008             20.00           35,700

                400     Pfizer, Inc.                                          January 2009              20.00           27,200

                400     Powershares QQQ                                       November 2008             46.00            8,600

              1,573     QLogic Corp.                                          January 2009              15.00          271,343

                260     Schlumberger, Ltd. (Netherlands Antilles)             November 2008             90.00           68,900

                260     Schlumberger, Ltd. (Netherlands Antilles)             January 2009              95.00           81,900

                400     Starbucks Corp.                                       January 2009              16.00           48,600

                900     Starbucks Corp.                                       October 2008              16.00           21,600

                780     Starbucks Corp.                                       January 2009              17.50           56,550

                220     Starbucks Corp.                                       January 2009              20.00            6,050

                222     State Street Corp.                                    February 2009             65.00          146,520

                361     State Street Corp.                                    February 2009             75.00          119,130

                317     State Street Corp.                                    November 2008             75.00           49,135

              2,199     Symantec Corp.                                        January 2009              17.50          659,700

                300     Symantec Corp.                                        April 2009                22.50           33,000

              2,550     Synovus Financial Corp.                               February 2009             10.00          554,625

                450     Target Corp.                                          January 2009              50.00          217,125

                800     Target Corp.                                          January 2009              60.00          122,000

                380     Transocean, Inc. (Cayman Islands)                     February 2009            130.00          207,100

              1,300     UnitedHealth Group, Inc.                              March 2009                30.00          240,500

                700     UnitedHealth Group, Inc.                              March 2009                31.00          112,000

                500     United Parcel Services, Inc. - Class B                January 2009              60.00          320,000

                130     Valero Energy Corp.                                   December 2008             35.00           28,600

                570     Valero Energy Corp.                                   December 2008             40.00           60,990

                209     Varian Medical Systems, Inc.                          November 2008             50.00          180,785

                200     Varian Medical Systems, Inc.                          November 2008             55.00          101,000

                413     Waters Corp.                                          November 2008             65.00           51,625

                200     Wells Fargo & Co.                                     October 2008              22.50          306,000

              2,400     Wells Fargo & Co.                                     January 2009              30.00        2,292,000

                300     Williams-Sonoma, Inc.                                 February 2009             20.00           25,500

                 52     Williams-Sonoma, Inc.                                 February 2009             22.50            1,950

                960     XTO Energy, Inc.                                      January 2009              50.00          451,200

                700     Yahoo!, Inc.                                          January 2009              25.00           39,900

                900     Yahoo!, Inc.                                          January 2009              27.50           29,250

                218     Zebra Technologies Corp. - Class A                    February 2009             35.00           11,445

                200     Zebra Technologies Corp. - Class A                    November 2008             35.00            1,000

                201     Zebra Technologies Corp. - Class A                    November 2008             40.00            1,005

                400     Zimmer Holdings, Inc.                                 January 2009              70.00           96,000

                175     Zimmer Holdings, Inc.                                 January 2009              75.00           20,563


                        TOTAL VALUE OF CALL OPTIONS WRITTEN
                        (Premiums received $22,673,360)                                                             16,800,331
                                                                                                                  -------------

                        PUT OPTIONS WRITTEN
                500     Cisco Systems, Inc.                                   January 2009          22.50               96,250

                200     Cisco Systems, Inc.                                   January 2009          25.00               67,500
                                                                                                                  -------------

                        TOTAL VALUE OF PUT OPTIONS WRITTEN
                        (Premiums received $151,512)                                                                   163,750
                                                                                                                  -------------

                        TOTAL OPTIONS WRITTEN
                        (Premiums received $22,824,872)                                                           $ 16,964,081
                                                                                                                  =============


(a)  Non-income producing security.

See previously submitted notes to financial statements for the period ending June 30, 2008.

                       Country Allocation*
---------------------------------------------------------------------
United States                                                  92.3%
Cayman Islands                                                  3.0%
Singapore                                                       1.7%
Netherlands Antilles                                            1.6%
Israel                                                          1.4%

* Based on Total Investments (which does not take into consideration the Value of Options Written). Subject to change daily.

In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation).

Valuations at September 30, 2008
Description                           Securities       Derivatives           Total
                                    ----------------  ---------------   -----------------
(value in $000s)
Assets:
Level 1                                   $ 252,183                            $ 252,183
Level 2                                       1,732                -               1,732
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                     $ 253,915         $      -           $ 253,915
                                    ================  ===============   =================

Liabilities:
Level 1                                   $       -         $ 16,964           $  16,964
Level 2                                           -                -                   -
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                     $       -         $ 16,964           $  16,964
                                    ================  ===============   =================


ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

             Madison/Claymore Covered Call & Equity Strategy Fund
             -------------------------------------------------------------------

By:   /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
          J. Thomas Futrell
          Chief Executive Officer

Date: November 21, 2008
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ J. Thomas Futrell
      --------------------------------------------------------------------------
          J. Thomas Futrell
          Chief Executive Officer

Date: November 21, 2008
      --------------------------------------------------------------------------

By:   /s/ Steven M. Hill
      --------------------------------------------------------------------------
          Steven M. Hill
          Treasurer and Chief Financial Officer

Date: November 21, 2008
      --------------------------------------------------------------------------